NOTES PAYABLE (Details 1) - Nonrelated Party [Member] - USD ($)	Jun. 30, 2023	Mar. 31, 2023
Short-Term Debt [Line Items]
Notes Payable	$ 100,000	$ 100,000
Bostonia [Member]
Short-Term Debt [Line Items]
Notes Payable	$ 100,000	$ 100.000